FAIR VALUE MEASUREMENTS - EARNOUT	12 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS - EARNOUT

NOTE 6         FAIR VALUE MEASUREMENTS - EARNOUT

The acquisition of Kablooe provides annual contingent earnout payments based on results of operations through August 2025. The fair value of this earnout liability is measured on a recurring basis at each reporting date using a Black-Scholes valuation model with the following inputs and assumptions, which are categorized within level 3 of the fair value hierarchy:

	September 30,
	2024	2023
Volatility	40%	40%
Risk-free interest rate	3.6%	4.9% - 5.3%
Expected term in years	0.5	0.4 - 1.4
Dividend yield	–	–

In Fiscal 2023, the Company reduced this liability from $70,000 to $0 based on changes in the expected likelihood of Kablooe reaching the specified earnings targets. In Fiscal 2024, there were no changes to the total fair value of this earnout liability.